6. Deferred Production Costs (Details Narrative) (September 30, 2019) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Weighted average remaining amortization period of deferred production costs				3 years 9 months 18 days
Production costs			$ 0			$ 0
Multiplatform Content [Member]
Production costs	$ 786,706	$ 860,332		$ 2,907,827	$ 2,033,834
Multiplatform Content [Member] | Production Costs [Member]
Production costs				$ 2,225,442	$ 1,307,069